CRYPTO ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
CRYPTO ASSETS

9. CRYPTO ASSETS

The Company accounts for crypto assets in accordance with ASU 2023-08, Accounting for and Disclosure of Crypto Assets. Crypto assets are classified as intangible assets and measured at fair value at each reporting date, with changes in fair value recognized in net income.

Crypto assets held for operations are received as a form of payment and are converted to cash or used in the ordinary course of business. Stablecoins, such as USDT, are redeemable on a one-to-one basis for U.S. dollars and are classified as crypto assets held for operations in the Consolidated Balance Sheet.

The following table summarizes the Company’s crypto assets as of March 31, 2026, and December 31, 2025 (in USD):

Category	March 31, 2026			December 31, 2025
	Units	Cost Basis ($)	Fair Value ($)	Units	Cost Basis ($)	Fair Value ($)
Stablecoins	330,642	$330,642	$330,642	340,438	$340,438	$340,438
Tokens	23,238,915	8,690,928	752,156	64,111,091	8,737,332	582,549
Total	23,569,557	$9,021,570	$1,082,798	64,451,529	$9,077,770	$922,987

The following table presents a reconciliation of the crypto assets held for operations by the Company as of March 31, 2026, and December 31, 2025:

	March 31, 2026	December 31, 2025
Beginning balance, January 1	$922,987	$8,007,056
Additions (purchases/receipts)	3,956,915	25,198,384
Disposals (sales/payments)	(4,013,116)	(27,253,393)
Net change in gains	216,463	4,888,166
Net change in losses	(451)	(9,917,226)
Ending balance, March 31 and December 31	$1,082,798	$922,987
	Three months ended March 31, 2026	Three months ended March 31, 2025
Realized Gains	$88,089	$1,619,914
Realized losses	-	(1,740,338)

The Company’s crypto assets primarily consist of USDT/DKUSD, GWEI, and IO, with de minimis holdings of certain other digital assets received in the ordinary course of business. The following table sets forth, for each crypto asset, the number of units held and the corresponding fair value as of March 31, 2026:

March 31, 2026:

Crypto Assets	Units Held	Fair Value (US$)
USDT/DKUSD	329,057	329,057
GWEI	9,166,663	391,417
IO	1,875,000	201,188
Other crypto assets(1)	12,198,837	161,136
Total	23,569,557	1,082,798

December 31, 2025:

Crypto Assets	Units Held	Fair Value (US$)
USDT/DKUSD	339,854	339,854
ERA	727,273	141,091
IO	1,875,000	286,875
Other crypto assets(1)	61,509,402	155,167
Total	64,451,529	922,987
(1)	Includes various other crypto asset balances, none of which individually represented more than 5% of the fair value of total crypto assets held at fair value.

The fair value of the Company’s crypto assets is determined based on quoted prices in active markets (Level 1 inputs) as of the reporting date.

The Company holds crypto assets in self-custodied wallets and with third-party custodians. These balances are not bank deposits and are not insured by the FDIC or SIPC. Accordingly, the Company is subject to custodial, counterparty, and cybersecurity risks in the event of custodian insolvency, security breaches, or technological failures. When crypto assets are disposed of, realized gains and losses are calculated using the FIFO (first-in, first-out) method.

9. CRYPTO ASSETS

The Group accounts for crypto assets in accordance with ASU 2023-08, Accounting for and Disclosure of Crypto Assets. Crypto assets are classified as intangible assets and measured at fair value at each reporting date, with changes in fair value recognized in net income.

Crypto assets held for operations are received as a form of payment and are converted to cash or used to fulfill expenses in the ordinary course of the Group’s business. Stablecoins such as USDT and USDC are redeemable on a one-to-one basis for U.S. dollars and are classified as crypto assets held for operations in the consolidated Balance Sheet. No individual token balance was greater than 5% of equity.

The following table summarizes the Group’s crypto assets as of December 31, 2025, and December 31, 2024 (in USD):

Category	December 31, 2025			December 31, 2024
	Units	Cost Basis ($)	Fair Value ($)	Units	Cost Basis ($)	Fair Value ($)
Stablecoins (USDT, USDC)	340,438	340,438	340,438	1,415,663	1,415,663	1,415,631
Tokens	64,111,091	8,737,332	582,549	11,893,972	9,955,895	6,591,425
Total	64,451,529	9,077,770	922,987	13,309,635	11,371,558	8,007,056

The following table presents a reconciliation of the crypto assets held for operations by the Group as of December 31, 2025, and December 31, 2024:

	December 31, 2025	December 31, 2024
Beginning balance, January 1	8,007,056	524,409
Additions (purchases/receipts)	25,198,384	25,146,088
Disposals (sales/payments)	(27,253,393)	(14,358,231)
Net change in fair value	(5,029,060)	(3,305,210)
Ending balance, December 31	922,987	8,007,056
Realized Gains and Losses	(4,374,903)	122,250

When crypto assets are disposed of, realized gains and losses are calculated using the FIFO (first-in, first-out) method.

The fair value of the Group’s crypto assets is determined based on quoted prices in active markets (Level 1 inputs) as of the reporting date.

The Group holds crypto assets in self-custodied wallets and with third-party custodians. These balances are not bank deposits and are not insured by the FDIC or SIPC. Accordingly, the Group is subject to custodial, counterparty, and cybersecurity risks in the event of custodian insolvency, security breaches, or technological failures. When crypto assets are disposed of, realized gains and losses are calculated using the FIFO (first-in, first-out) method.